Document and Entity Information	12 Months Ended
May 08, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2011
Registrant Name	WADDELL & REED ADVISORS FUNDS
Central Index Key	0001072962
Amendment Flag	false
Document Creation Date	May 08, 2012
Document Effective Date	May 08, 2012
Prospectus Date	Jan. 31, 2012